UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Wolf Fund Management Ltd.

Address:      850 Third Avenue, 10th Floor
              New York, New York 10022

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Shyam Srinivasan
Title:     Chief Financial Officer
Phone:     212-201-2640


Signature, Place and Date of Signing:

/s/ Shyam Srinivasan              New York, New York          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $ 99,344
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.       028-14292                  Wolf Opportunity Fund, Ltd.

                                                FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                    VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               ---------    ------     ---------   --------  ---------  ----------- --------- -----   ------- -----

CISCO SYS INC                 COM          17275R102   43,171    2,765,620  SH            SOLE              2,765,620
GLOBAL CASH ACCESS HLDGS INC  COM          378967103   20,508    6,449,136  SH            SOLE              6,449,136
GAIN CAP HLDGS INC            COM          36268W100    3,807      559,058  SH            SOLE                559,058
GOLDMAN SACHS GROUP INC       COM          38141G104   31,857      239,367  SH            SOLE                239,367


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